Subsequent Events (Details) - Subsequent Event [Member] - shares	Nov. 15, 2024	Nov. 06, 2024
Subsequent Events [Line Items]
Registered share capital (in Shares)		5,000,000
Subsidiary in Guangzhou [Member]
Subsequent Events [Line Items]
Percentage of ownership interest in subsidiary		100.00%
Alpha Deepmind Limited [Member]
Subsequent Events [Line Items]
Percentage of ownership interest in joint venture	60.00%